Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
THE JAPAN FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Japan Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Fund's expenses are reduced during the first year by a fee waiver and expense limitation agreement. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in Japanese real estate investment trusts ("J-REITs") and Japanese exchange traded funds ("ETFs"). The Fund utilizes a "multi-manager" approach pursuant to which the Fund's investments are allocated among experienced portfolio management teams who are responsible for large cap value, large cap growth and small cap growth/value blend investment styles. The Fund may engage in active and frequent trading in seeking to achieve its investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Geographic Concentration and Country Risk – A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks – Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer's value or favor investing in faster-growing issuers.

Exchange Traded Funds – ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF's return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk – Investing in real estate investment trusts ("REITs") involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund's performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund's portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the "Principal Investment Risks" section in the Prospectus and the "Investment Objectives, Policies and Strategies" section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund's Class S shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class S shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class S shares. After-tax returns for Class A, C and I shares will vary. The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class S Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund's Class S shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/2009, was 24.13%; and Worst Quarter 3/31/2009 was -18.68%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, C, and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
THE JAPAN FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	$ 20.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
1-Year	rr_ExpenseExampleYear01	752
3-Year	rr_ExpenseExampleYear03	1,152
5-Year	rr_ExpenseExampleYear05	1,577
10-Year	rr_ExpenseExampleYear10	2,757
1-Year	rr_ExpenseExampleNoRedemptionYear01	752
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,152
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,577
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,757
1 Year	rr_AverageAnnualReturnYear01	20.10%
5 Years	rr_AverageAnnualReturnYear05	7.06%
10 Years	rr_AverageAnnualReturnYear10	7.60%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
THE JAPAN FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[2]
1-Year	rr_ExpenseExampleYear01	263
3-Year	rr_ExpenseExampleYear03	829
5-Year	rr_ExpenseExampleYear05	1,421
10-Year	rr_ExpenseExampleYear10	3,024
1-Year	rr_ExpenseExampleNoRedemptionYear01	263
3-Year	rr_ExpenseExampleNoRedemptionYear03	829
5-Year	rr_ExpenseExampleNoRedemptionYear05	1,421
10-Year	rr_ExpenseExampleNoRedemptionYear10	3,024
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	8.06%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
THE JAPAN FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1-Year	rr_ExpenseExampleYear01	163
3-Year	rr_ExpenseExampleYear03	537
5-Year	rr_ExpenseExampleYear05	935
10-Year	rr_ExpenseExampleYear10	2,051
1-Year	rr_ExpenseExampleNoRedemptionYear01	163
3-Year	rr_ExpenseExampleNoRedemptionYear03	537
5-Year	rr_ExpenseExampleNoRedemptionYear05	935
10-Year	rr_ExpenseExampleNoRedemptionYear10	2,051
1 Year	rr_AverageAnnualReturnYear01	27.81%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	9.13%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
THE JAPAN FUND, INC. | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.67%	[2]
1-Year	rr_ExpenseExampleYear01	170
3-Year	rr_ExpenseExampleYear03	558
5-Year	rr_ExpenseExampleYear05	971
10-Year	rr_ExpenseExampleYear10	2,125
1-Year	rr_ExpenseExampleNoRedemptionYear01	170
3-Year	rr_ExpenseExampleNoRedemptionYear03	558
5-Year	rr_ExpenseExampleNoRedemptionYear05	971
10-Year	rr_ExpenseExampleNoRedemptionYear10	$ 2,125
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	24.20%
2006	rr_AnnualReturn2006	(3.56%)
2007	rr_AnnualReturn2007	(2.45%)
2008	rr_AnnualReturn2008	(31.13%)
2009	rr_AnnualReturn2009	6.82%
2010	rr_AnnualReturn2010	16.28%
2011	rr_AnnualReturn2011	(10.26%)
2012	rr_AnnualReturn2012	6.86%
2013	rr_AnnualReturn2013	27.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.68%)
1 Year	rr_AverageAnnualReturnYear01	27.72%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1986
THE JAPAN FUND, INC. | Return after Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.51%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1986
THE JAPAN FUND, INC. | Return after Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1986
THE JAPAN FUND, INC. | The Tokyo Stock Price Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.47%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.52%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.03%	[4]

[1]	No contingent deferred sales charge ("CDSC"), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The Fund's advisor, Nomura Asset Management U.S.A. Inc. ("NAM USA"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015 except by action of the Board of Directors of the Corporation.
[3]	Since inception.
[4]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.